Consolidated Statements of Operations (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Regulated electricity sales and distribution	108,457	77,368
Regulated gas sales and distributions	75,718
Regulated water reclamation and distribution	46,423	44,989
Non-regulated energy sales	121,150	128,311
Waste disposal fees	14,288	16,406
Other revenue	3,851	3,643
Total revenue	369,887	270,717
Expenses
Operating	130,333	84,018
Regulated electricity purchased	68,209	46,508
Regulated gas purchased	37,461
Non-regulated fuel for generation	14,589	24,628
Depreciation of property, plant and equipment	50,382	37,988
Amortization of intangible assets	4,151	6,433
Administrative expenses	19,608	17,534
Write down of long-lived assets		15,166
Gain on foreign exchange	(561)	(652)
Costs and Expenses, Total	324,172	231,623
Operating income from continuing operations	45,715	39,094
Interest expense	35,941	30,437
Interest, dividend income and other income	(7,239)	(5,659)
Acquisition-related costs	7,709	2,965
Loss/(gain) on derivative financial instruments (note 24(b))	(233)	5,844
Nonoperating Income (Expense)	36,178	33,587
Earnings from continuing operations before income taxes	9,537	5,507
Income tax expense (recovery) (note 17)
Current	738	300
Deferred	(14,304)	(22,847)
Income tax recovery	(13,566)	(22,547)
Earnings from continuing operations	23,103	28,054
Loss from discontinued operations net of tax (note 18)	(1,157)	(752)
Net earnings	21,946	27,302
Net earnings attributable to non-controlling interests	7,414	3,921
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	14,532	23,381
Basic net earnings per share from continuing operations (note 20)	0.10	0.21
Basic net loss per share from discontinued operations (note 20)	(0.01)	(0.01)
Basic net earnings per share (note 20)	0.09	0.20
Diluted net earnings per share from continuing operations (note 20)	0.10	0.21
Diluted net loss per share from discontinued operations (note 20)	(0.01)	(0.01)
Diluted net earnings per share (note 20)	0.09	0.20